Notes to the cash flow statement	12 Months Ended
Dec. 31, 2021
Notes To The Cash Flow Statement [Abstract]
Notes to the cash flow statement
25. Notes to the cash flow statement

	Note	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Operating profit		7.1	17.3	10.4	55.3
Adjustments for:
Depreciation of property, plant and equipment	14	11.0	4.3	7.3	4.8
Depreciation of right-of-use assets	15	9.1	3.8	6.7	—
Amortization of intangible assets	13	20.9	7.9	15.7	10.5
Impairment of intangible assets	13	3.8	—	14.9	12.8
Loss on disposal of property, plant and equipment	14	0.5	0.2	—	—
Derivative financial instruments at fair value through profit or loss	6	—	(0.4)	—	0.4
Research and development expenditure credit	6	(2.5)	(0.7)	(1.5)	(1.9)
Share-based payments charge	27	17.9	7.3	9.3	6.5
Unrealized currency translation losses / (gains)		0.4	1.0	(1.4)	(1.1)

Operating cash flows before movements in working capital		68.2	40.7	61.4	87.3
Increase in inventories		(6.2)	(3.5)	(1.1)	(6.1)
Decrease / (increase) in receivables		4.0	(7.7)	2.7	(6.1)
Increase in payables		6.2	3.6	2.4	7.7

Cash generated from operations		72.2	33.1	65.4	82.8

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
Analysis of changes in net (debt) / cash

	Cash and cash equivalents £m	Lease liabilities* £m	Borrowings* £m	Net (debt) / cash £m
At 1 July 2018	90.2	—	—	90.2
Cash flow	(4.4)	—	—	(4.4)
Foreign exchange and other non-cash movements	1.3	—	—	1.3

At 30 June 2019	87.1	—	—	87.1
IFRS 16 implementation	—	(76.2)	—	(76.2)
Additions to leases	—	(58.6)	—	(58.6)
Cash flow	99.5	7.7	(107.0)	0.2
Foreign exchange and other non-cash movements	0.7	(0.7)	0.6	0.6

At 30 June 2020	187.3	(127.8)	(106.4)	(46.9)
Additions to leases	—	(0.5)	—	(0.5)
Cash flow	26.1	4.3	107.0	137.4
Foreign exchange and other non-cash movements	(1.5)	7.0	(0.6)	4.9

At 31 December 2020	211.9	(117.0)	—	94.9
Additions to leases	—	(4.1)	—	(4.1)
Cash flow	(117.2)	10.3	(120.0)	(226.9)
Foreign exchange and other non-cash movements	0.4	0.3	0.8	1.5

At 31 December 2021	95.1	(110.5)	(119.2)	(134.6)

Total financial liabilities included within net debt comprise those items marked * and amount to £229.7m (31 December 2020: £117.0m; 30 June 2020: £234.2m; 30 June 2019: £nil).
Liabilities arising from financing activities comprise the Group’s RCF (as set out in note 22) and lease liabilities (as set out in note 15).